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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      FSI Group, LLC
Address:   441 Vine Street
           Suite 1300
           Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein   Cincinnati, Ohio   May 9, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:            41

Form 13F Information Table Value Total:       $99,408

                                          (thousands)

List of Other Included Managers:                 None
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COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4              COLUMN 5          COLUMN 6 COLUMN 7        COLUMN 8
-------------------------- -------------- --------- ----------- --------------------------- -------- -------- ----------------------
                                                                                              Inv.      Oth
Name of Issuer             Title of Class   CUSIP   FMV (000's) SH or PRN  SH\PRN PUT\ CALL  Discr.    Mgrs      Sole    Shared None
-------------------------- -------------- --------- ----------- ---------- ------ --------- -------- -------- ---------- ------ ----
BANCORP INC                COM            05969A105  1942          160,146 SH               Sole                 160,146
AMBAC FINANCIAL GROUP INC  COM            023139108  2300          400,000 SH               Sole                 400,000
ADVANTA CORP               CL A           007942105  1076          180,000 SH               Sole                 180,000
BROOKFIELD ASSET
   MANAGEMENT INC          CL A LTD VT SH 112585104  2079           77,500 SH               Sole                  77,500
BANKFINANCIAL CORP         COM            06643P104  1112           69,890 SH               Sole                  69,890
BROOKLINE BANCORP INC      COM            11373M107  1178          102,595 SH               Sole                 102,595     --   --
CME GROUP INC              COM            12572Q105  3753            8,000 SH               Sole                   8,000
CONNECTICUT BANK & TRUST   COM            207546102   576           95,994 SH               Sole                  95,994
CITIZENS COMMUNITY BANCORP COM            174903104  1570          188,436 SH               Sole                 188,436
DIME BANCORP INC NEW       Warrants       25429Q110    74          210,000 SH               Sole                 210,000
DANVERS BANCORP INC        COM            236442109  2513          250,000 SH               Sole                 250,000
MERIDIAN INTERSATE BANCORP COM            58964Q104   201           20,600 SH               Sole                  20,600
FTI CONSULTING INC         COM            302941109  2842           40,000 SH               Sole                  40,000     --   --
FIRST FRANKLIN CORP        COM            320272107   365           41,729 SH               Sole                  41,729
FIDELITY NATIONAL
   INFORMATION             COM            31620M106   954           25,000 SH               Sole                  25,000
FIDELITY NATIONAL
   FINANCIAL               CL A           31620R105  6406          349,485 SH               Sole                 349,485
HOME FEDERAL BANCORP       COM            43710G105  4952          412,636 SH               Sole                 412,636
HILLTOP HOLDINGS INC       COM            432748101  3120          300,000 SH               Sole                 300,000
THE ST. JOE COMPANY        COM            790148100  2576           60,000 SH               Sole                  60,000
K FED BANCORP COM          COM            48246S101 1,400          122,685 SH               Sole                 122,685     --   --
LEGACY BANCORP INC         CL A           52463G105   850           60,850 SH               Sole                  60,850
MBIA INC                   COM            55262C100 2,750          225,000 SH               Sole                 225,000
VAIL RESORTS INC           COM            91879Q109 1,449           30,000 SH               Sole                  30,000
MSCI INC                   CL A           55354G100 2,111           70,955 SH               Sole                  70,955
NYMEX HOLDINGS INC         COM            62948N104 3,625           40,000 SH               Sole                  40,000
NESS TECHNOLOGIES INC      COM            64104X108 1,441          151,879 SH               Sole                 151,879
PATRIOT NATIONAL BANCORP   COM            70336F104   827           54,670 SH               Sole                  54,670
STEWART INFORMATION SVCS
   INC                     COM            860372101 1,260           45,000 SH               Sole                  45,000
UNITED FINANCIAL BANCORP
   INC                     COM            91030T109 2,516          227,115 SH               Sole                 227,115
WESTFIELD FINANCIAL INC    COM            96008P104 1,565          160,228 SH               Sole                 160,228
WEYERHAEUSER CO            COM            962166104 1,301           20,000 SH               Sole                  20,000
PEOPLES COMMUNITY BANCORP
   INC                     COM            71086E107 1,837          432,183 SH               Sole                 432,183
MACKINAC FINANCIAL         COM            554571109 2,890          340,000 SH               Sole                 340,000
JMP GROUP INC              COM            46629U107   933          133,333 SH               Sole                 133,333
AMERISERV FINANCIAL INC    COM            03074A102 6,082        2,180,000 SH               Sole               2,180,000
COMMONWEALTH BANKSHARES
   INC                     COM            202736104 7,494       440,802.58 SH               Sole              440,802.58
SOUTHERN NATIONAL BANCORP
   OF VA                   COM            843395104 1,725          202,950 SH               Sole                 202,950
TIDELANDS BANCSHARES INC   COM            886374107 2,997          300,000 SH               Sole                 300,000
GREAT FLORIDA BANK         CL A           390528107 8,570        1,103,000 SH               Sole               1,103,000
BNCCORP INC                COM            055936108 3,906          312,500 SH               Sole                 312,500
FIRST KEYSTONE FINANCIAL   COM            320655103 2,290          221,515 SH               Sole                 221,515
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